Revenue - Revenue and Deferred Revenue Narratives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Revenue
Contract with customer liability revenue recognized			$ 23,725	$ 19,225	$ 22,407	$ 9,637
Revenue related to performance obligations satisfied in prior periods	$ 1,535	$ 689	$ 3,014	$ 1,084	$ 4,479	$ 4,410